Liabilities - Schedule of continuity of lease liability (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Liabilities [Abstract]
Balance, beginning of period	$ 150	$ 215
Interest	9	12
Foreign currency translation	5	(15)
Payments	(62)	(62)
Balance, end of period	102	150
Current Portion		62	$ 62
Long Term Portion		88	40
Balance, December 31	$ 102	$ 150	$ 102